Segment Information - By Geographic Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Company's geographic operations
Net revenues	$ 2,108,327	$ 1,583,884	$ 1,030,936
Long-lived assets	488,181	285,487	243,522
China
Company's geographic operations
Net revenues	2,096,179	1,571,035	1,016,210
Long-lived assets	487,844	285,208	243,288
International
Company's geographic operations
Net revenues	12,148	12,849	14,726
Long-lived assets	$ 337	$ 279	$ 234